Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement

Fair value, also referred to as an exit price, is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value accounting guidance provides a three-level fair value hierarchy for classifying financial instruments. This hierarchy is based on the markets in which the assets or liabilities trade and whether the inputs to the valuation techniques used to measure fair value are observable or unobservable. The fair value measurement of a financial asset or liability is assigned a level based on the lowest level of any input that is significant to the fair value measurement in its entirety.
The three levels of the fair value hierarchy are described below:

Level 1:	Valuation is based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Valuation is based on observable market-based inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Valuation is generated from techniques that use significant assumptions not observable in the market. Valuation techniques include pricing models, discounted cash flow methodologies or similar techniques.

The accounting guidance for fair value measurements requires that management maximize the use of observable inputs and minimize the use of unobservable inputs in determining the fair value. The calculation of fair value is based on market conditions as of each statement of net assets available for benefits date and may not be reflective of the ultimate realizable value.

Assets Measured at Fair Value on a Recurring Basis

The following tables display the Plan’s assets measured on the statements of net assets available for benefits at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Total
Investments, at fair value:
Collective investment trusts	$—	$11,570,554,417	$11,570,554,417
Self-managed funds	968,849,795	215,785,357	1,184,635,152
Fidelity Brokerage Link	553,611,158	—	553,611,158
Capital One Stock Fund	618,370,747	—	618,370,747
Total plan assets, at fair value			$13,927,171,474

	December 31, 2024
	Level 1	Level 2	Total
Investments, at fair value:
Registered investment companies	$227,764,853	$—	$227,764,853
Collective investment trusts		8,146,645,815	8,146,645,815
Self-managed funds	1,491,913,531	632,841,436	2,124,754,967
Fidelity Brokerage Link	381,537,064	—	381,537,064
Capital One Stock Fund	475,332,439	—	475,332,439
Total plan assets, at fair value			$11,356,035,138